Warrant Liability - Additional Information (Detail) - $ / shares	Jan. 12, 2024	Jun. 30, 2024	May 23, 2024	Mar. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Transferred New Warrants	133,291,502
Warrants outstanding		124,835,541		84,426,017	35,908,200
Warrants to purchase exercise price per share		$ 82.43		$ 121.88	$ 286.56
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase exercise price per share					$ 0.0025
Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		11,800,000			11,800,000
Warrants issued		8,900,000			8,900,000
Warrants to purchase exercise price per share		$ 287.5	$ 0.0001		$ 287.5
Class A Common Stock [Member] | VRM [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase exercise price per share		0.0001
Class A Common Stock [Member] | Cpia Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase exercise price per share		$ 0.0025
Class A Common Stock [Member] | Virage Recovery Participation Lp [Member]
Class of Warrant or Right [Line Items]
Warrants issued		2,500,000
Warrants to purchase exercise price per share		$ 0.0001
Class A Common Stock [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		2,950,157
New Warrants outstanding		894,754,824
Warrants to purchase exercise price per share		$ 0.04
New Warrants to purchase exercise price per share		$ 0.04
Class A Common Stock [Member] | Warrant [Member] | VRM [Member]
Class of Warrant or Right [Line Items]
Warrants issued		86,427,341
Class A Common Stock [Member] | Warrant [Member] | Cpia Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants issued		2,666,667